Redeemable Convertible Preferred Stock - Schedule of Redeemable Preferred Shares (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	1,506,487	1,506,487				1,308,663
Redeemable convertible preferred stock, issued (in shares)	1,385,204	1,385,204
Redeemable convertible preferred stock, outstanding (in shares)	1,385,204	1,385,204		1,187,383	1,187,383		824,000	800,000
Redeemable convertible preferred stock	$ 334,439	$ 334,439		$ 217,115	$ 217,115		$ 64,355	$ 36,768
Aggregate liquidation preference	$ 430,041	$ 430,041
Series A-1 redeemable convertible preferred stock $0.00001 par value: 447,373 shares authorized, issued and outstanding at December 31, 2020 December 31, 2020 and 2019; aggregate liquidation preference of $55,000 at December 31, 2020 and 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	447,373	447,373			447,373	447,373
Redeemable convertible preferred stock, issued (in shares)	447,373	447,373			447,373
Redeemable convertible preferred stock, outstanding (in shares)	447,373	447,373			447,373
Redeemable convertible preferred stock	$ 51,811	$ 51,811			$ 51,811
Aggregate liquidation preference	$ 55,000	$ 55,000			$ 55,000
Series A-2 redeemable convertible preferred stock, $0.00001 par value: 522,627 shares authorized at December 31, 2020 December 31, 2020 and 2019; 401,347 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $49,342 at December 31, 2020 and 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	522,627	522,627			522,627	522,627
Redeemable convertible preferred stock, issued (in shares)	401,347	401,347			401,347
Redeemable convertible preferred stock, outstanding (in shares)	401,347	401,347			401,347
Redeemable convertible preferred stock	$ 46,480	$ 46,480			$ 46,480
Aggregate liquidation preference	$ 49,342	$ 49,342			$ 49,342
Series B redeemable convertible preferred stock, $0.00001 par value: 338,663 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $204,302 at December 31, 2020 and 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	338,663	338,663			338,663	338,663
Redeemable convertible preferred stock, issued (in shares)	338,663	338,663			338,663
Redeemable convertible preferred stock, outstanding (in shares)	338,663	338,663			338,663
Redeemable convertible preferred stock	$ 118,824	$ 118,824			$ 118,824
Aggregate liquidation preference	$ 204,302	$ 204,302			$ 204,302
Series C redeemable convertible preferred stock, $0.00001 par value: 197,824 shares authorized at December 31, 2020 and no shares authorized at December 31, 2019; 197,821 shares issued and outstanding at December 31, 2020 and no shares issued and outstanding at December 31, 2019; aggregate liquidation preference of $121,397 at December 31, 2020
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	197,824	197,824	197,824		0
Redeemable convertible preferred stock, issued (in shares)	197,821	197,821			0
Redeemable convertible preferred stock, outstanding (in shares)	197,821	197,821			0
Redeemable convertible preferred stock	$ 117,324	$ 117,324			$ 0
Aggregate liquidation preference	$ 121,397	$ 121,397			$ 121,397